TRADE AND RELATED PARTY PAYABLES (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
TRADE AND RELATED PARTY PAYABLES
Trade payables		€ 35,408	€ 27,822
Associated company payables		2,663	357
Total trade and related party payables	€ 37,846	€ 38,071	€ 28,179